Quarterly Holdings Report
for
Fidelity® Natural Resources Fund
May 31, 2024
NAT-NPRT1-0724
1.802184.120
Common Stocks - 99.2%
	Shares	Value ($)
Chemicals - 1.0%
Commodity Chemicals - 1.0%
Dow, Inc.	121,000	6,973,230
Construction Materials - 1.0%
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	12,100	6,922,168
Containers & Packaging - 5.4%
Metal, Glass & Plastic Containers - 3.5%
Aptargroup, Inc.	73,400	10,840,446
Crown Holdings, Inc.	69,100	5,817,529
Greif, Inc. Class A	107,800	7,000,532
		23,658,507
Paper & Plastic Packaging Products & Materials - 1.9%
Avery Dennison Corp.	57,600	13,109,184
TOTAL CONTAINERS & PACKAGING		36,767,691
Energy Equipment & Services - 6.5%
Oil & Gas Equipment & Services - 6.5%
Expro Group Holdings NV (a)	503,900	11,060,605
TechnipFMC PLC	388,000	10,161,720
Tidewater, Inc. (a)	29,200	3,017,236
Weatherford International PLC (a)	170,764	20,549,740
		44,789,301
Metals & Mining - 15.9%
Copper - 4.3%
First Quantum Minerals Ltd.	1,148,900	14,760,071
Freeport-McMoRan, Inc.	275,200	14,511,296
		29,271,367
Diversified Metals & Mining - 5.1%
Alphamin Resources Corp.	817,900	660,105
Ivanhoe Electric, Inc. (a)	241,700	2,748,129
Ivanhoe Mines Ltd. (a)(b)	1,081,100	15,610,292
NGEx Minerals Ltd. (a)	386,900	2,762,051
Teck Resources Ltd. Class B	251,200	13,074,960
		34,855,537
Gold - 5.9%
Agnico Eagle Mines Ltd. (United States)	160,500	10,947,705
Franco-Nevada Corp.	106,700	13,127,791
Newmont Corp.	169,000	7,087,860
Wheaton Precious Metals Corp.	166,350	9,167,549
		40,330,905
Silver - 0.6%
Hecla Mining Co.	729,600	4,297,344
TOTAL METALS & MINING		108,755,153
Oil, Gas & Consumable Fuels - 69.4%
Coal & Consumable Fuels - 1.4%
Cameco Corp.	175,453	9,739,396
Integrated Oil & Gas - 42.6%
Exxon Mobil Corp.	1,315,959	154,309,352
Galp Energia SGPS SA Class B (b)	1,454,100	30,578,456
Imperial Oil Ltd. (b)	783,300	55,344,503
Shell PLC ADR	712,100	51,826,638
		292,058,949
Oil & Gas Exploration & Production - 15.7%
Africa Oil Corp.	8,245,700	15,790,218
Athabasca Oil Corp. (a)	5,097,000	18,735,808
Hess Corp.	147,800	22,775,980
Kosmos Energy Ltd. (a)	1,567,900	9,564,190
MEG Energy Corp. (a)	1,886,639	40,959,425
		107,825,621
Oil & Gas Refining & Marketing - 9.7%
PBF Energy, Inc. Class A	140,600	6,513,998
Phillips 66 Co.	181,316	25,766,817
Valero Energy Corp.	217,300	34,146,522
		66,427,337
TOTAL OIL, GAS & CONSUMABLE FUELS		476,051,303
TOTAL COMMON STOCKS (Cost $439,222,541)		680,258,846

Money Market Funds - 8.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	2,613,249	2,613,772
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	54,973,683	54,979,180
TOTAL MONEY MARKET FUNDS (Cost $57,592,952)		57,592,952

TOTAL INVESTMENT IN SECURITIES - 107.6% (Cost $496,815,493)	737,851,798
NET OTHER ASSETS (LIABILITIES) - (7.6)%	(52,373,838)
NET ASSETS - 100.0%	685,477,960

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	7,576,529	35,898,061	40,860,885	66,182	67	-	2,613,772	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	23,963,865	108,916,392	77,901,077	6,482	-	-	54,979,180	0.2%
Total	31,540,394	144,814,453	118,761,962	72,664	67	-	57,592,952

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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